TAX EXPENSE (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
TAX EXPENSE
Expected Income Tax Benefit at Statutory Tax Rate, Net					$ (41,039)	$ (6,385)
State Taxes (Net of Federal Tax Benefits)					(10,036)	9,937
Decrease in Valuation Allowance					4,126	(14,375)
Gain/Loss on Extinguishment of Debt					0	1,255
Non-Deductible 280E					5,339	5,421
Goodwill impairment					9,355	1,296
Debt Discount					274	239
Pass through and Managed					1,725	308
Disposal of Depreciable Assets					2,820	0
Impairment of Intangibles					25,024	0
Prior Year Adjustments and Other					(372)	4,106
Reported Income Tax Expense (Benefit)	$ (125)	$ (448)	$ 533	$ (2,136)	$ (2,784)	$ 885